Share-based compensation (Tables) - Xos, Inc. [Member]	12 Months Ended
Dec. 31, 2020
Share-based compensation (Tables) [Line Items]
Schedule of stock option activity
	Options	Weighted Average Option Price (Fair Value)	Weighted Average Exercise Price	Weighted Average Remaining Contracts
December 31, 2017 –
Options outstanding	—	$0.02	$0.03	—
Granted	728,000	0.02	0.03
Exercised	—	—	—
Expired or canceled	80,000	0.02	0.03
December 31, 2018 –
Options outstanding	648,000	$0.02	$0.03	9.9
Granted	13,316,623	0.02	0.03
Exercised	13,211,689	0.02	0.03
Expired or canceled	57,867	0.02	0.03
December 31, 2019 –
Options outstanding	695,067	$0.02	$0.03	9.4
Granted	1,026,850	0.02	0.03
Exercised	223,375	0.02	0.03
Expired or canceled	132,930	0.02	0.03
December 31, 2020 –
Options outstanding	1,365,612	$0.05	$0.07	9.24

Schedule of Black-Sholes option pricing model
Expected dividend yield	0%
Stock price volatility	55% – 80%
Expected term	6 to 7 years
Risk-free interest rate	0.60% – 3.06%
Grant-date fair value (estimated)	$ 0.02 – $ 0.05